Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Tax Expense Benefit [Line Items]
U.S. Federal	$ 85,585	$ 74,561	$ 62,616
State	9,431	10,325	9,234
Foreign	9,661	6,953	5,810
Income tax expense	104,677	91,839	77,660
Current	99,990	91,550	69,071
Deferred	4,687	289	8,589
Income tax expense	$ 104,677	$ 91,839	$ 77,660